UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6660

Name of Fund: MuniYield Quality Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield
      Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004                       (in Thousands)

                        S&P       Moody's     Face
State                   Ratings   Ratings    Amount                         Municipal Bonds                                 Value
===================================================================================================================================
Alaska - 0.5%           AAA       Aaa       $ 2,100   Alaska State International Airports Revenue Bonds, Series B,        $   2,342
                                                      5.75% due 10/01/2019(a)
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.1%          AAA       NR*         2,345   Maricopa County, Arizona, Public Finance Corporation, Lease             2,840
                                                      Revenue Bonds, RIB, Series 511X, 9.64% due 7/01/2014(a)(k)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         2,000   Mesa, Arizona, IDA Revenue Bonds (Discovery Health Systems),            2,237
                                                      Series A, 5.875% due 1/01/2014(h)
-----------------------------------------------------------------------------------------------------------------------------------
California - 19.5%      AAA       Aaa         4,150   Alameda Corridor Transportation Authority, California, Revenue          2,720
                                                      Refunding Bonds, Subordinated Lien, Series A, 5.525%**
                                                      due 10/01/2025(a)
                        -----------------------------------------------------------------------------------------------------------
                                                      California State Department of Water Resources, Power Supply
                                                      Revenue Bonds, Series A:
                        BBB+      A2          1,400       5.375% due 5/01/2021                                                1,470
                        AAA       Aaa         1,000       5.375% due 5/01/2022(h)                                             1,063
                        -----------------------------------------------------------------------------------------------------------
                                                      California State, GO, Refunding:
                        BBB       A3          5,700       5.25% due 9/01/2026                                                 5,750
                        AAA       Aaa         7,700       5.25% due 2/01/2030(h)                                              7,858
                        AAA       Aaa         6,000       5.25% due 2/01/2030(l)                                              6,123
                        -----------------------------------------------------------------------------------------------------------
                        AAA       NR*         2,850   California State, GO, Refunding, ROCS, Series II-R-272, 9.328%          2,920
                                                      due 2/01/2033(j)(k)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts
ROCS     Reset Option Certificates
S/F      Single-Family

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
State                   Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
California                                            California State, Various Purpose, GO:
(concluded)             BBB       Aaa       $ 3,300       5.50% due 4/01/2028                                             $   3,433
                        BBB       A3          2,500       5.25% due 11/01/2029                                                2,513
                        BBB       A3          3,200       5.50% due 11/01/2033                                                3,312
                        -----------------------------------------------------------------------------------------------------------
                                                      Golden State Tobacco Securitization Corporation of California,
                                                      Tobacco Settlement Revenue Bonds:
                        AAA       NR*         7,080       RIB, Series RR II 287X, 10.07% due 6/01/2038(k)(m)                  7,767
                        AAA       NR*         5,000       RIB, Series RR II 285X, 9.816% due 6/01/2043(k)(l)                  5,324
                        BBB-      Baa1        4,050       Series B, 5.60% due 6/01/2028                                       4,070
                        AAA       Aaa         3,000       Series B, 5.50% due 6/01/2033(l)                                    3,130
                        AAA       Aaa         1,870       Series B, 5.625% due 6/01/2033(l)                                   1,968
                        AAA       Aaa         4,500       Series B, 5% due 6/01/2038(a)                                       4,392
                        AAA       Aaa         1,600       Series B, 5.50% due 6/01/2043(l)                                    1,652
                        -----------------------------------------------------------------------------------------------------------
                                                      San Diego, California, Unified School District, Election 1998,
                                                      GO, Series D(d):
                        AAA       Aaa         3,945       5.25% due 7/01/2022                                                 4,176
                        AAA       Aaa         2,700       5.25% due 7/01/2024                                                 2,830
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa        16,895   San Francisco, California, City and County, COP (San Bruno Jail        17,205
                                                      No. 3), 5.25% due 10/01/2033(a)
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 7.7%                                       Colorado Health Facilities Authority Revenue Bonds, Series A:
                        AA        Aa2         1,650       (Catholic Health Initiatives), 5.50% due 3/01/2032                  1,686
                        AA        NR*         1,600       (Covenant Retirement Communities Inc.), 5.50%                       1,645
                                                          due 12/01/2027(j)
                        AA        NR*         1,000       (Covenant Retirement Communities Inc.), 5.50%                       1,023
                                                          due 12/01/2033(j)
                        -----------------------------------------------------------------------------------------------------------
                                                      Colorado Housing and Finance Authority, Revenue Refunding Bonds,
                                                      AMT:
                        AAA       Aaa         1,720       (S/F Program), Series B-2, 6.80% due 2/01/2031(h)                   1,829
                        AAA       Aaa           960       (S/F Program), Series C-2, 8.40% due 10/01/2021(e)(h)                 973
                        AAA       Aaa         1,410       Series C-2, 7.05% due 4/01/2031(e)(h)                               1,425
                        AAA       Aaa         2,285       Series C-2, 7.25% due 10/01/2031(a)                                 2,302
                        AAA       Aaa           480       Series E-2, 7% due 2/01/2030(h)                                       482
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         4,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT,           4,866
                                                      Series D, 7.75% due 11/15/2013(h)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         6,405   Denver, Colorado, City and County, COP, Series B, 5.75%                 7,346
                                                      due 12/01/2010(a)(i)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa        16,000   Northwest Parkway, Colorado, Public Highway Authority, Capital         11,725
                                                      Appreciation Revenue Bonds, Senior Convertible, Series C,
                                                      5.332%** due 6/15/2025(f)
-----------------------------------------------------------------------------------------------------------------------------------
District of             AAA       Aaa         2,500   District of Columbia, Revenue Refunding Bonds (Catholic University      2,630
Columbia - 0.6%                                       of America Project), 5.625% due 10/01/2029(a)
-----------------------------------------------------------------------------------------------------------------------------------

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
State                   Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
Florida - 0.7%          AA        NR*       $ 2,240   Beacon Tradeport Community Development District, Florida,           $   2,330
                                                      Special Assessment Revenue Refunding Bonds (Commercial Project),
                                                      Series A, 5.625% due 5/01/2032(j)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa           700   South Miami, Florida, Health Facilities Authority, Hospital               713
                                                      Revenue Bonds (Baptist Health System Obligation Group), 5.25%
                                                      due 11/15/2033(a)
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.2%          A         A3          4,785   Monroe County, Georgia, Development Authority, PCR, Refunding           5,578
                                                      (Oglethorpe Power Corporation-Scherer), Series A, 6.80%
                                                      due 1/01/2011
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%           AAA       Aaa         2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021(f)                     2,161
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 19.4%                                      Chicago, Illinois, Board of Education, GO(a):
                        AAA       Aaa         1,750       (Chicago School Reform Project), Series A, 5.25%                    1,776
                                                          due 12/01/2030
                        NR*       Aaa         5,000       RIB, Series 467, 10.14% due 12/01/2027(k)                           6,107
                        -----------------------------------------------------------------------------------------------------------
                                                      Chicago, Illinois, Capital Appreciation, GO, Project and
                                                      Refunding, Series A(h):
                        AAA       Aaa         1,000       5.422%** due 1/01/2027                                                733
                        AAA       Aaa         1,000       5.435%** due 1/01/2028                                                729
                        AAA       Aaa         1,000       5.448%** due 1/01/2029                                                726
                        AAA       Aaa         1,000       5.46%** due 1/01/2030                                                 737
                        -----------------------------------------------------------------------------------------------------------
                                                      Chicago, Illinois, GO (Lakefront Millennium Parking
                                                      Facilities)(h):
                        AAA       Aaa         5,000       5.125% due 1/01/2028                                                5,047
                        AAA       Aaa         2,500       5.444%** due 1/01/2029                                              2,379
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         5,000   Chicago, Illinois, O'Hare International Airport, General Airport        5,223
                                                      Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.50%
                                                      due 1/01/2022(h)
                        -----------------------------------------------------------------------------------------------------------
                                                      Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                                      3rd Lien, AMT, Series B-2:
                        AAA       Aaa         3,400       5.75% due 1/01/2023(f)                                              3,642
                        AAA       Aaa         4,000       5.75% due 1/01/2024(f)                                              4,269
                        AAA       Aaa         3,300       6% due 1/01/2029(l)                                                 3,548
                        -----------------------------------------------------------------------------------------------------------
                                                      Chicago, Illinois, O'Hare International Airport Revenue Refunding
                                                      Bonds, AMT:
                        AAA       Aaa         2,665       3rd Lien, Series A-2, 5.75% due 1/01/2021(f)                        2,880
                        AAA       NR*         6,835       DRIVERS, Series 250, 10.094% due 1/01/2021(h)(k)                    7,941
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         6,200   Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%         6,532
                                                      due 11/15/2026(a)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         2,130   Illinois Development Finance Authority Revenue Bonds                    2,321
                                                      (Presbyterian Home Lake Project), Series B, 6.25% due 9/01/2017(f)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         3,750   Illinois Sports Facilities Authority Revenue Bonds, 5.433%**            2,805
                                                      due 6/15/2030(a)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa        10,000   Illinois State, GO, First Series, 5.50% due 8/01/2018(f)               10,943
                        -----------------------------------------------------------------------------------------------------------

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
State                   Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
Illinois (concluded)    NR*       A1        $ 3,750   Illinois Student Assistance Commission, Student Loan Revenue        $   3,756
                                                      Refunding Bonds, AMT, Sub-Series CC, 6.875% due 3/01/2015
                        -----------------------------------------------------------------------------------------------------------
                        NR*       Aaa         5,295   Kane and De Kalb Counties, Illinois, Community Unity School             5,880
                                                      District Number 302, GO, 5.80% due 2/01/2022(d)
                        -----------------------------------------------------------------------------------------------------------
                                                      Metropolitan Pier and Exposition Authority, Illinois, Dedicated
                                                      State Tax Revenue Refunding Bonds (McCormick Place Expansion
                                                      Project):
                        AAA       Aaa         7,000       5.50% due 12/15/2024(d)                                             7,453
                        AAA       Aaa         3,500       Series B, 5.75% due 6/15/2023(h)                                    3,836
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 2.4%                                        De Kalb County, Indiana, Redevelopment Authority Revenue Bonds
                                                      (Mini-Mill), Series A(b):
                        AAA       Aaa         3,000       6.50% due 1/15/2014                                                 3,127
                        AAA       Aaa         3,220       6.625% due 1/15/2017                                                3,351
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         2,500   Indiana Bond Bank Revenue Bonds, Guarantee State Revolver,              2,618
                                                      6.875% due 2/01/2005(a)(i)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         2,000   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue       2,043
                                                      Bonds (Waterworks Project), Series A, 5.25% due 7/01/2033(h)
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.5%         AAA       Aaa         6,570   Lexington-Fayette Urban County Government, Kentucky, Governmental       6,791
                                                      Program Revenue Bonds (University of Kentucky Alumni Association Inc.
                                                      Project), 6.75% due 11/01/2004(h)(i)
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.1%        AAA       Aaa         8,500   Louisiana Local Government, Environmental Facilities, Community         9,752
                                                      Development Authority Revenue Bonds (Capital Projects and
                                                      Equipment Acquisition), Series A, 6.30% due 7/01/2030(a)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         6,800   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority,        6,994
                                                      Special Tax, Sub-Series A, 5.25% due 7/15/2028(a)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         1,900   Terrebonne Parish, Louisiana, Hospital Service District Number 1,       1,975
                                                      Hospital Revenue Bonds (Terrebonne General Medical Center Project),
                                                      5.50% due 4/01/2033(a)
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.4%                                  Massachusetts Bay, Massachusetts, Transportation Authority,
                                                      General Transportation System, Revenue Refunding Bonds,
                                                      Series A(h):
                        AAA       Aaa         3,730       7% due 3/01/2011                                                    4,480
                        AAA       Aaa         3,550       7% due 3/01/2014                                                    4,364
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         7,005   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds,        7,147
                                                      AMT, Series C, 5.60% due 1/01/2045 (f)
                        -----------------------------------------------------------------------------------------------------------
                                                      Massachusetts State, HFA, S/F Housing Revenue Bonds(h):
                        AAA       Aaa         1,135       6.35% due 6/01/2017                                                 1,163
                        AAA       Aaa         1,175       Series 37, 6.35% due 6/01/2017                                      1,204
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         3,825   Massachusetts State Port Authority, Special Facilities Revenue          3,876
                                                      Bonds (Delta Air Lines Inc. Project), AMT, Series A, 5.50%
                                                      due 1/01/2019(a)
                        -----------------------------------------------------------------------------------------------------------

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
State                   Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
Massachusetts           AAA       Aaa       $ 2,400   Massachusetts State Special Obligation Dedicated Tax Revenue        $   2,478
(concluded)                                           Bonds, 5.25% due 1/01/2028(d)
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.6%                                       Detroit, Michigan, City School District, GO, Series A(f):
                        AAA       Aaa         4,000       5.50% due 5/01/2019                                                  4,378
                        AAA       Aaa         3,625       5.50% due 5/01/2020                                                  3,945
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         3,040   Michigan Higher Education Student Loan Authority, Student Loan           3,125
                                                      Revenue Refunding Bonds, AMT, Series XVII-G, 5.20%
                                                      due 9/01/2020(a)
                        -----------------------------------------------------------------------------------------------------------
                                                      Michigan State Strategic Fund, Limited Obligation Revenue
                                                      Refunding Bonds (Detroit Edison Company Project)(l):
                        AAA       Aaa         3,100       5.45% due 9/01/2029                                                 3,229
                        AAA       Aaa         1,700       AMT, Series A, 5.50% due 6/01/2030                                  1,746
                        AAA       Aaa         3,300       AMT, Series C, 5.65% due 9/01/2029                                  3,406
                        AAA       Aaa         5,800       AMT, Series C, 5.45% due 12/15/2032                                 5,903
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%         A+        NR*         2,300   Washington County, Nebraska, Wastewater Facilities Revenue Bonds        2,404
                                                      (Cargill Inc. Project), AMT, 5.90% due 11/01/2027
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 4.2%           AA        NR*         4,100   Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe               4,194
                                                      Hospital Project), Series A, 5.50% due 9/01/2033(j)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         3,000   Clark County, Nevada, Airport System Subordinate Lien Revenue           3,040
                                                      Bonds, Series B, 5.25% due 7/01/2034(d)
                        -----------------------------------------------------------------------------------------------------------
                                                      Director of the State of Nevada, Department of Business and
                                                      Industry Revenue Bonds (Las Vegas Monorail Company Project),
                                                      First Tier(a):
                        AAA       Aaa         1,000       5.625% due 1/01/2032                                                1,059
                        AAA       Aaa         4,400       5.375% due 1/01/2040                                                4,495
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         5,710   Washoe County, Nevada, School District, GO, 5.875%                      6,485
                                                      due 12/01/2009(f)(i)
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire -         AAA       Aaa        10,000   New Hampshire Health and Education Facilities Authority Revenue        10,563
3.5%                                                  Bonds (Dartmouth-Hitchcock Obligation Group, 5.50%
                                                      due 8/01/2027(f)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         5,000   New Hampshire State Business Finance Authority, PCR, Refunding          5,495
                                                      (Public Service Company), AMT, Series D, 6% due 5/01/2021(h)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 1.1%       BBB       Baa3        5,700   Tobacco Settlement Financing Corporation of New Jersey Revenue          5,135
                                                      Bonds, 6.75% due 6/01/2039
-----------------------------------------------------------------------------------------------------------------------------------
New York - 10.4%        AAA       Aaa           700   Erie County, New York, IDA, School Facility Revenue Bonds (City           771
                                                      of Buffalo Project), 5.75% due 5/01/2023(f)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         8,085   New York City, New York, City Municipal Water Finance Authority,        9,338
                                                      Water and Sewer System Revenue Bonds, RITR, Series FR-6, 10.15%
                                                      due 6/15/2026(h)(k)
                        -----------------------------------------------------------------------------------------------------------

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
State                   Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
New York                                              New York City, New York, GO:
(concluded)             AAA       NR*       $ 3,500       DRIVERS, Series 194, 10.147% due 2/01/2015(f)(k)                $   3,926
                        NR*       Aaa         6,920       RIB, Series 394, 10.362% due 8/01/2016(h)(k)                        8,771
                        AAA       Aaa         9,325       Refunding, Series G, 5.75% due 2/01/2017(f)                         9,886
                        AAA       Aaa         5,000       Series B, 5.875% due 8/15/2013(l)                                   5,424
                        AAA       Aaa         3,235       Series F, 5.75% due 2/01/2006(i)                                    3,470
                        AAA       Aaa         1,425       Series F, 5.75% due 2/01/2019(l)                                    1,511
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         4,570   Tobacco Settlement Financing Corporation of New York Revenue            4,756
                                                      Bonds, Series A-1, 5.25% due 6/01/2022(a)
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.0%             AAA       Aaa         2,500   Columbus, Ohio, City School District, GO (School Facilities             2,590
                                                      Construction and Improvements), 5.25% due 12/01/2027(f)
                        -----------------------------------------------------------------------------------------------------------
                        AA        NR*         2,000   Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated          2,211
                                                      Health System-Jackson Hospital), 6.125% due 10/01/2020(j)
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.8%                                       Tulsa, Oklahoma, Airports Improvement Trust, General Revenue
                                                      Bonds (Tulsa International Airport), AMT(d):
                        AAA       Aaa         1,250       Series A, 6% due 6/01/2020                                          1,430
                        AAA       Aaa         1,000       Series B, 6% due 6/01/2019                                          1,094
                        AAA       Aaa         1,000       Series B, 6.125% due 6/01/2026                                      1,080
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 2.0%           NR*       Aaa         7,500   Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386,          9,151
                                                      10.09% due 8/01/2020(d)(k)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 7.3%     AAA       Aaa         2,000   Allegheny County, Pennsylvania, Port Authority, Special                 2,277
                                                      Transportation Revenue Bonds, 6% due 3/01/2009(h)(i)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa           800   Allegheny County, Pennsylvania, Sanitation Authority, Sewer               834
                                                      Revenue Bonds, 5.50% due 12/01/2030(h)
                        -----------------------------------------------------------------------------------------------------------
                                                      Pennsylvania State Public School Building Authority, School
                                                      Lease Revenue Bonds (The School District of Philadelphia
                                                      Project)(f):
                        AAA       Aaa         6,000       5.25% due 6/01/2025                                                 6,218
                        AAA       Aaa         7,000       5% due 6/01/2033                                                    6,936
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         6,250   Philadelphia, Pennsylvania, Authority for Industrial Development,       6,765
                                                      Lease Revenue Bonds, Series B, 5.50% due 10/01/2021(f)
                        -----------------------------------------------------------------------------------------------------------
                                                      Philadelphia, Pennsylvania, School District, GO, Series B(d):
                        AAA       Aaa         1,500       5.625% due 8/01/2020                                                1,626
                        AAA       Aaa         3,670       5.625% due 8/01/2021                                                3,960
                        AAA       Aaa         2,000       5.625% due 8/01/2022                                                2,150
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         2,400   Washington County, Pennsylvania, Capital Funding Authority              2,748
                                                      Revenue Bonds (Capital Projects and Equipment Program),
                                                      6.15% due 12/01/2029(a)
                        -----------------------------------------------------------------------------------------------------------

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
State                   Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
Rhode Island - 0.6%     AAA       Aaa       $ 2,500   Providence, Rhode Island, GO, Series A, 5.70% due 7/15/2019(f)      $   2,723
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina -        AAA       Aaa         2,900   Florence County, South Carolina, Hospital Revenue Refunding Bonds       2,942
3.0%                                                  (McLeod Regional Medical Center Project), Series A, 5.25%
                                                      due 11/01/2034(f)
                        -----------------------------------------------------------------------------------------------------------
                        AA        Ba1         1,450   South Carolina Educational Facilities Authority for Private             1,510
                                                      Nonprofit Institutions Revenue Bonds (The Benedict College),
                                                      5.625% due 7/01/2031(j)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       NR*         3,045   South Carolina State Public Service Authority, Revenue Refunding        3,415
                                                      Bonds, DRIVERS, Series 277, 10.122% due 1/01/2022(h)(k)
                        -----------------------------------------------------------------------------------------------------------
                        NR*       A1          3,800   Spartanburg County, South Carolina, Solid Waste Disposal                3,987
                                                      Facilities Revenue Bonds (BMW Project), AMT, 7.55% due 11/01/2024
                        -----------------------------------------------------------------------------------------------------------
                        BBB       Baa3        2,250   Tobacco Settlement Revenue Management Authority of South Carolina,      1,929
                                                      Tobacco Settlement Revenue Bonds, Series B, 6.375% due 5/15/2030
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 6.3%        AAA       Aaa        17,000   Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds                  18,829
                                                      (Southside Redevelopment Corporation), 5.875% due 10/01/2024(a)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         5,000   Memphis-Shelby County, Tennessee, Airport Authority, Airport            5,569
                                                      Revenue Bonds, AMT, Series D, 6.25% due 3/01/2018(a)
                        -----------------------------------------------------------------------------------------------------------
                                                      Tennessee HDA, Homeownership Revenue Bonds, AMT, Series 2-C(a):
                        AAA       Aaa         2,075       6.10% due 7/01/2013                                                 2,188
                        AA        Aa2         2,390       6.20% due 7/01/2015                                                 2,533
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 14.3%                                         Austin, Texas, Convention Center Revenue Bonds (Convention
                                                      Enterprises Inc.), Trust Certificates, Second Tier, Series B:
                        NR*       Aa3         4,000       6% due 1/01/2023                                                    4,005
                        NR*       Aa3         1,400       5.75% due 1/01/2032                                                 1,347
                        -----------------------------------------------------------------------------------------------------------
                        NR*       Aaa         1,000   Bell County, Texas, Health Facilities Development Revenue Bonds         1,197
                                                      (Lutheran General Health Care System), 6.50% due 7/01/2019(c)
                        -----------------------------------------------------------------------------------------------------------
                                                      Dallas-Fort Worth, Texas, International Airport Revenue Refunding
                                                      and Improvement Bonds, AMT, Series A(d):
                        AAA       Aaa         1,835       5.875% due 11/01/2017                                               2,030
                        AAA       Aaa         2,145       5.875% due 11/01/2018                                               2,364
                        AAA       Aaa         2,385       5.875% due 11/01/2019                                               2,619
                        -----------------------------------------------------------------------------------------------------------
                        NR*       Aaa         5,235   Denton, Texas, Utility System Revenue Bonds, RIB, Series 369,           6,653
                                                      10.59% due 12/01/2017(f)(k)
                        -----------------------------------------------------------------------------------------------------------
                                                      Gregg County, Texas, Health Facilities Development Corporation,
                                                      Hospital Revenue Bonds (Good Shepherd Medical Center Project)(j):
                        AA        Baa2        6,000       6.875% due 10/01/2020                                               6,943
                        AA        Baa2        2,600       6.375% due 10/01/2025                                               2,900
                        -----------------------------------------------------------------------------------------------------------

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
State                   Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
Texas                   AAA       Aaa       $ 4,000   Harris County, Houston, Texas, Sports Authority Revenue Refunding   $   4,378
(concluded)                                           Bonds, Senior Lien, Series G, 5.75% due 11/15/2020(h)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         2,700   Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien,       2,814
                                                      Series B, 5.50% due 7/01/2030(f)
                        -----------------------------------------------------------------------------------------------------------
                        AA        Baa2        2,800   Sam Rayburn, Texas, Municipal Power Agency, Revenue Refunding           2,991
                                                      Bonds, 5.75% due 10/01/2021(j)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         7,200   Texas State Turnpike Authority, Central Texas Turnpike System           7,696
                                                      Revenue Bonds, First Tier, Series A, 5.75% due 8/15/2038(a)
                        -----------------------------------------------------------------------------------------------------------
                                                      Travis County, Texas, Health Facilities Development Corporation,
                                                      Revenue Refunding Bonds (Ascension Health Credit), Series A(i):
                        AAA       Aaa         8,100       5.875% due 11/15/2009(a)                                            9,226
                        AAA       Aaa         4,600       6.25% due 11/15/2009(h)                                             5,323
                        -----------------------------------------------------------------------------------------------------------
                        AAA       NR*         2,900   White Settlement, Texas, Independent School District, GO, 5.75%         3,113
                                                      due 8/15/2034
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 3.8%             AAA       Aaa        15,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC            17,517
                                                      Hospitals Inc.), 6.30% due 2/15/2015(h)
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.2%         AAA       Aaa         6,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue                6,661
                                                      Refunding Bonds, AMT, Series A, 6.05% due 2/01/2009(a)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         3,100   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding        3,256
                                                      Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%
                                                      due 6/01/2028(a)
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.8%       AAA       NR*        10,000   Energy Northwest, Washington, Electric Revenue Bonds, DRIVERS,         12,324
                                                      Series 242, 10.127% due 7/01/2017(h)(k)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         2,835   King County, Washington, Sewer Revenue Refunding Bonds, Series          2,974
                                                      B, 5.50% due 1/01/2027(f)
                        -----------------------------------------------------------------------------------------------------------
                        AAA       A1          2,400   Port of Tacoma, Washington, Revenue Refunding Bonds, Series A,          2,451
                                                      5.25% due 12/01/2034 (a)
                        -----------------------------------------------------------------------------------------------------------
                                                      Washington State, GO(f):
                        AAA       Aaa         7,500       Series A and AT-6, 6.25% due 2/01/2011                              8,671
                        AAA       Aaa         9,000       Series S-4, 5.75% due 1/01/2013                                    10,024
                        -----------------------------------------------------------------------------------------------------------
                        AAA       Aaa         3,750   Washington State, Various Purpose, GO, Series C, 5.25%                  3,837
                                                      due 1/01/2026(f)
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%        BBB       Baa3        2,600   Badger, Wisconsin, Tobacco Asset Securitization Corporation,            2,220
                                                      Asset-Backed Revenue Bonds, 6.375% due 6/01/2032
                        -----------------------------------------------------------------------------------------------------------
                        NR*       Aaa         1,000   Milwaukee County, Wisconsin, Airport Revenue Bonds, AMT, Series         1,050
                                                      A, 5.75% due 12/01/2025(d)
-----------------------------------------------------------------------------------------------------------------------------------

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                        S&P       Moody's    Face
                        Ratings   Ratings   Amount                          Municipal Bonds                                 Value
===================================================================================================================================
Puerto Rico - 0.7%      AAA       Aaa       $ 2,435   Puerto Rico Electric Power Authority, Power Revenue Bonds,          $   3,129
                                                      Trust Receipts, Class R, Series 16 HH, 10.07% due 7/01/2013(f)(k)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Municipal Bonds (Cost - $613,249) - 141.4%                      649,298
-----------------------------------------------------------------------------------------------------------------------------------

                                            Shares
                                             Held                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              3,370   Merrill Lynch Institutional Tax-Exempt Fund(g)                          3,370
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Short-Term Securities (Cost - $3,370) - 0.7%                      3,370
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $616,619***) - 142.1%                                                     652,668

                        Other Assets Less Liabilities - 1.4%                                                                  6,702

                        Preferred Stock, at Redemption Value - (43.5%)                                                     (200,020)
                                                                                                                          ---------
                        Net Assets Applicable to Common Stock - 100.0%                                                    $ 459,350
                                                                                                                          =========

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FSA Insured.
(g) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                                    Net Activity  Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund     (7,100)         $   57
      --------------------------------------------------------------------------

(h)   MBIA Insured.
(i)   Prerefunded.
(j)   Radian Insured.
(k) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(l)   XL Capital Insured.
(m)   CIFG Insured.

                                                    MuniYield Quality Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)

*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 616,619
                                                                      =========
      Gross unrealized appreciation                                   $  37,706
      Gross unrealized depreciation                                      (1,657)
                                                                      ---------
      Net unrealized appreciation                                     $  36,049
                                                                      =========

      Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                       Notional      Unrealized
                                                        Amount      Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
        Bond Market Association Municipal Swap
        Index Rate and pay a fixed rate equal
        to 4.051%

      Broker, J.P. Morgan Chase Bank
        Expires September 2014                         $ 20,000        $   (462)

      Receive a variable rate equal to 7-Day
        Bond Market Association Municipal Swap
        Index Rate and pay a fixed rate equal
        to 4.595%

      Broker, J.P. Morgan Chase Bank
        Expires September 2024                         $ 52,000          (2,102)

      Receive a variable rate equal to 7-Day
        Bond Market Association Municipal Swap
        Index Rate and pay a fixed rate equal
        to 4.5425%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires September 2024                         $ 14,000            (409)
      --------------------------------------------------------------------------
      Total                                                            $ (2,973)
                                                                       ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund, Inc.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    MuniYield Quality Fund, Inc.

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    MuniYield Quality Fund, Inc.

Date: September 17, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniYield Quality Fund, Inc.

Date: September 17, 2004